Annual Total Returns [BarChart] - U.S. Small Cap Equity Fund - U.S. Small Cap Equity Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(4.20%)
Annual Return 2012	15.84%
Annual Return 2013	40.00%
Annual Return 2014	1.56%
Annual Return 2015	(7.19%)
Annual Return 2016	18.66%
Annual Return 2017	15.48%
Annual Return 2018	(11.97%)
Annual Return 2019	23.07%
Annual Return 2020	12.70%